SCHEDULE OF AMORTIZATION EXPENSE LEASE INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Year 1	$ 1,027
Year 2		$ 4,104
Year 3
Thereafter
Total	$ 1,027	$ 4,104	$ 19,777